COMMITMENTS AND CONTINGENCIES (FY) (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Payments under Operating Leases
Future minimum payments under operating leases for each of the three succeeding years subsequent to December 31, 2021 are as follows (in thousands):
December 31	Amount
2022	$471
2023	363
2024	264
$1,098